Nota 2 - Principles Of Consolidation, Acounting policies and measurement bases applied and recent IFRS pronouncements - Hedge Instrumets Affected by IBOR (Details)	12 Months Ended
	Dec. 31, 2020 EUR (€)
LIBOR USD [Member]
Hedge Instruments Affected By IBOR Line Items
Cash Flow Hedges IBOR Amendment	€ 9,084,000,000
Fair Value Hedges IBOR Amendment	10,608,000,000
LIBOR GBP [Member]
Hedge Instruments Affected By IBOR Line Items
Cash Flow Hedges IBOR Amendment	0
Fair Value Hedges IBOR Amendment	266,000,000
Others [Member]
Hedge Instruments Affected By IBOR Line Items
Cash Flow Hedges IBOR Amendment	574,000,000	[1]
Fair Value Hedges IBOR Amendment	1,477,000,000	[1]
Total Member
Hedge Instruments Affected By IBOR Line Items
Cash Flow Hedges IBOR Amendment	9,658,000,000
Fair Value Hedges IBOR Amendment	€ 12,351,000,000

[1]	(*) Equilibrium Interbank Interest Rate used in Mexico.